Subsequent Events (Details) $ in Thousands	1 Months Ended
	Jan. 31, 2016 USD ($)	Nov. 30, 2015 USD ($) shares	Nov. 30, 2015 ILS (₪) shares
Subsequent Events (Textual)
Initial payment, Value		$ 411	₪ 1,600
Issuance of ordinary shares, value		$ 334	₪ 1,300
Issuance of ordinary shares | shares		162,734	162,734
Description of subsequent events		The consideration included an initial payment of NIS 1,600 (approximately $411) paid in cash and NIS 1,300 (approximately $334) paid by the issuance of 162,734 Company's Ordinary Shares (representing approximately 7% of the Company's then outstanding shares). BOS-Dimex shall make additional payments based on the annual operational profit of the acquired business in the calendar years 2016 and 2017.	The consideration included an initial payment of NIS 1,600 (approximately $411) paid in cash and NIS 1,300 (approximately $334) paid by the issuance of 162,734 Company's Ordinary Shares (representing approximately 7% of the Company's then outstanding shares). BOS-Dimex shall make additional payments based on the annual operational profit of the acquired business in the calendar years 2016 and 2017.
Subsequent Event [Member]
Subsequent Events (Textual)
Repayment of bank | $	$ 1,200